ACCRUED AND OTHER CURRENT LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED AND OTHER CURRENT LIABILITIES

Accrued and other current liabilities consisted of the following as of March 31, 2024 and December 31, 2023:

	2024	2023
Accrued payroll	$9,124	$326,515
Credit cards	270,805	240,989
Warranty reserve	140,000	140,000
Sales tax payable	34,921	43,891
Other	349,556	374,100
Accrued and other current liabilities	$804,405	$1,125,495

SCHEDULE OF ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES ASSUMED IN MERGER

Accrued liabilities and other current liabilities assumed in Merger

Accrued tax payable	$45,008	$-
Other current liabilities assumed in Merger	250,000	-
Accrued liabilities and other current liabilities assumed in Merger	$295,008	$-

SCHEDULE OF COMMON STOCK

Upon closing of the Business Combination, shares of TruGolf Nevada common stock outstanding include the following:

	Accrual Redemptions
	Number of Shares Owned	% Ownership

TruGolf Nevada shareholders – Series A	5,750,274	43.4%
TruGolf Nevada shareholders – Series B	1,716,860	13.0%
Private Placement Investors (2)	571,450	4.3%
DMAQ Public stockholders (3)	1,460,077	11.0%
DMAQ Directors and officers	280,000	2.1%
DMAQ Sponsor (4)	3,162,500	23.9%
I-Bankers (5)	313,951	2.4%

Total	13,255,112	100%

SCHEDULE OF BUSINESS ACQUISITION CONTINGENT CONSIDERATION

TruGolf Nevada shares outstanding as of immediately prior to the Closing
Ordinary shares, par value $0.01 per share	13,098
Exchange Ratio	570.10
Shares of New TruGolf common stock issued to TruGolf Nevada shareholders upon Closing	7,467,134